UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2005, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2006.

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   May 12, 2006

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _6_

Form 13F Information Table Value Total:  $151,266


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

GILLETTE CO	             COM	375766102     40096	791950	  SH	   DEFINED	       791950	0	0
GUIDANT CORP	             COM	401698105     20930	311000	  SH	   DEFINED	       311000	0	0
INAMED CORP	             COM	453235103     17968	268300	  SH	   DEFINED	       268300	0	0
MAY DEPT STORES CO	     COM	577778103     62731	1562018	  SH	   DEFINED	       1562018	0	0
MISSION RESOURCES CORP	     COM	605109107      5926	734384	  SH	   DEFINED	       734384	0	0
NEIMAN MARCUS GROUP INC	     CLA	640204202      3615	37300	  SH	   DEFINED	       37300	0	0

